Principal Accounting Policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 CNY (¥) segment	Mar. 31, 2024 USD ($) segment	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2024 USD ($)	Apr. 01, 2023 CNY (¥)	Apr. 01, 2022 CNY (¥)
Principal Accounting Policies [Line Items]
Short-term investments			¥ 69,797
Short-term borrowings			64,000
Cumulative-effect to retained earnings	¥ 2,800
Reporting unit	1	1
Total contract liabilities						¥ 4,500	¥ 7,000
Recognized revenue	¥ 3,700		3,000
Unearned revenue	1,600
Cost of revenue	568,615	$ 78,752	858,608	¥ 943,698
Advertising expenses	26,000		44,000	81,000
Research and development expenses	2,200		3,700	11,300
Government subsidies	¥ 3,000		300	200
Reportable segment (in segment) | segment	1	1
Cost of Product Sales [Member]
Principal Accounting Policies [Line Items]
Cost of revenue	¥ 560,100		842,700	930,400
Cost of Services [Member]
Principal Accounting Policies [Line Items]
Cost of revenue	¥ 8,500		¥ 15,900	¥ 13,300
US [Member]
Principal Accounting Policies [Line Items]
Convenience translation exchange rate published by the federal reserve board	1				1
China, Yuan Renminbi
Principal Accounting Policies [Line Items]
Convenience translation exchange rate published by the federal reserve board	7.2203				7.2203
US [Member]
Principal Accounting Policies [Line Items]
Foreign currency exchange rate published by people’s bank of china			1
China, Yuan Renminbi
Principal Accounting Policies [Line Items]
Foreign currency exchange rate published by people’s bank of china	7.095		6.8717		7.095